As filed with the Securities and Exchange Commission on August 12, 2016

File Nos.
333-208873
811-23124

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No.	7

FRANKLIN TEMPLETON ETF TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

___	immediately upon filing pursuant to paragraph (b)
X	on September 14, 2016 pursuant to paragraph (b)
___	60 days after filing pursuant to paragraph (a)(1)
___	on (date) pursuant to paragraph (a)(1)
___	75 days after filing pursuant to paragraph (a)(2)
___	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty Investment Grade Corporate ETF and Franklin Liberty International Opportunities ETF series of the Registrant.  No other information relating to any other series of the Registrant is amended or superseded hereby.

Explanatory Note

This Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the "1933 Act"), for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A ("PEA 1"), which was filed with the Securities and Exchange Commission on June 1, 2016 (Accession No. 0001609006-16-000445) pursuant to Rule 485(a) under the 1933 Act relating to the Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty Investment Grade Corporate ETF and Franklin Liberty International Opportunities ETF series of the Registrant (the "Funds").

Accordingly, the prospectus and statement of additional information of the Funds, as filed in PEA 1, are incorporated herein by reference in their entirety into this filing.  As stated on the cover page to this filing, this Post-Effective Amendment No. 3 is intended to become effective on September 14, 2016.

FRANKLIN TEMPLETON ETF TRUST
File Nos. 811-23124 & 333-208873

PART C
Other Information

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)	Certificate of Trust dated October 9, 2015
Filing: Initial Filing on Form N-1A
File No. 333-208873
Filing Date: January 5, 2016

(ii)	Agreement and Declaration of Trust dated October 9, 2015
Filing: Initial Filing on Form N-1A
File No. 333-208873
Filing Date: January 5, 2016

(b) By-laws

(i)	By-Laws effective as of October 9, 2015
Filing: Initial Filing on Form N-1A
File No. 333-208873
Filing Date: January 5, 2016

(c) Instruments Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust

(a)	Article III, Shares
(b)	Article V, Shareholders' Voting Powers and Meetings
(c)	Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d)	Article VIII, Certain Transactions: Section 4
(e)	Article X, Miscellaneous: Section 4

(ii)	By-Laws

(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports: Section 1, 2 and 3
(c)	Article VII, General Matters: Section 3, 4, 6 and 7
(d)	Article VIII, Amendments: Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)	Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ International Equity Hedged ETF, and Franklin Advisers, Inc. dated April 18, 2016
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873

Filing Date: May 17, 2016

(ii)	Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Emerging Markets ETF, and Franklin Advisers, Inc. dated April 18, 2016
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(iii)	Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Global Dividend ETF, and Franklin Advisers, Inc. dated April 18, 2016
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(iv)	Investment Management Agreement between Registrant, on behalf of Franklin LibertyQ Global Equity ETF, and Franklin Advisers, Inc. dated April 18, 2016
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(v)	Investment Management Agreement between Registrant, on behalf of Franklin Liberty U.S. Low Volatility ETF, and Franklin Advisers, Inc.
To be filed by amendment.

(vi)	Investment Management Agreement between Registrant, on behalf of Franklin Liberty Investment Grade Corporate ETF, and Franklin Advisers, Inc.
To be filed by amendment.

(vii)	Investment Management Agreement between Registrant, on behalf of Franklin Liberty International Opportunities ETF, and Franklin Advisers, Inc.
To be filed by amendment.

(viii)	Subadvisory Agreement on behalf of Franklin Liberty Investment Grade Corporate ETF, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC
To be filed by amendment.

(e) Underwriting Contracts

(i)	Form of Distribution Agreement, between the Registrant and Franklin Templeton Distributors, Inc.
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(ii)	Form of Authorized Participant Agreement
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A

File No. 333-208873
Filing Date: May 17, 2016

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i) Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(h) Other Material Contracts

(i) Sub-Contract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services LLC dated April 18, 2016
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(ii) Sub-Contract for Administration and Fund Accounting Services between State Street Bank and Trust Company and Franklin Templeton Services LLC dated April 18, 2016
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(iii) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated April 18, 2016
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(i) Legal Opinion

(i) Opinion and Consent of Counsel
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(j) Other Opinions

(i) Consent of Independent Registered Public Accounting Firm
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(k) Omitted Financial Statements

Not Applicable.

(l) Initial Capital Agreements

To be filed by amendment.

(m) Rule 12b-1 Plan

(i) Form of Distribution Plan pursuant to Rule 12b-1
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(n) Rule 18f-3 Plan

Not Applicable.

(p) Code of Ethics

(i) Code of Ethics
Filing: Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: May 17, 2016

(q) Power of Attorney

(i) Power of Attorney dated April 18, 2016
Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A
File No. 333-208873
Filing Date: April 22, 2016

Item 29. Persons Controlled by or Under Common Control with the Registrant

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

(a) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers, Registrant's investment manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc.(Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b) Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly owned subsidiary of Resources. FT Institutional serves as sub-adviser to Franklin Liberty Investment Grade Corporate ETF. The officers of FT Institutional also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which set forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

Item 32. Principal Underwriters

a) Franklin Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust

Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin U.S. Government Money Fund
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo and the State of California on this 12th day of August, 2016.

FRANKLIN TEMPLETON ETF TRUST
(Registrant)

	By:	/s/ Navid J. Tofigh Navid J. Tofigh Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Patrick O'Connor* Patrick O'Connor	President and Chief Executive Officer – Investment Manager	August 12, 2016

/s/ Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer – Finance and Administration	August 12, 2016

/s/ Gaston Gardey* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer	August 12, 2016

/s/ Jennifer M. Johnson* Jennifer M. Johnson	Trustee	August 12, 2016

/s/ Anantha Pradeep* Anantha Pradeep	Trustee	August 12, 2016

/s/ Rohit Bhagat* Rohit Bhagat	Trustee	August 12, 2016

*By:	/s/ Navid J. Tofigh Navid J. Tofigh Attorney-in-Fact (Pursuant to Power of Attorney previously filed)

FRANKLIN TEMPLETON ETF TRUST
REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION
NONE